Financial instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Liabilities	£ 324,476	£ 300,476	£ 287,263
Deposits - amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	33,303	14,845
Deposits - repos
Liabilities
Liabilities		1,744
Deposits - other
Liabilities
Liabilities	20,544	3,456
Items in course of transmission to other banks	198	211
Customer accounts - amounts due to fellow subsidiaries
Liabilities
Liabilities	6,774	4,859
Customer accounts - repos
Liabilities
Liabilities		11,312
Customer accounts- other
Liabilities
Liabilities	226,598	217,768
Increase of carrying amount of other customer accounts designated as at fair value through profit or loss	26	54
Debt securities in issue
Liabilities
Liabilities	396	301
Settlement balances
Liabilities
Liabilities	4	1,753
Short Positions
Liabilities
Liabilities		4,591
Derivatives- amounts due to intermediate holding company
Liabilities
Liabilities		4,294
Derivatives- amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	2,966
Derivatives - other
Liabilities
Liabilities	212	360
Subordinated liabilities - amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	4,515	5,806
Subordinated liabilities - other
Liabilities
Liabilities	1,240	1,489
Liabilities of disposal groups
Liabilities
Liabilities	23,849	19,313
Other liabilities
Liabilities
Liabilities	4,075	8,585
Held -for-trading
Liabilities
Liabilities	3,795	24,466
Held -for-trading | Deposits - amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	608	2,146
Held -for-trading | Deposits - repos
Liabilities
Liabilities		1,744
Held -for-trading | Deposits - other
Liabilities
Liabilities		1
Held -for-trading | Customer accounts - amounts due to fellow subsidiaries
Liabilities
Liabilities		8
Held -for-trading | Customer accounts - repos
Liabilities
Liabilities		11,312
Held -for-trading | Customer accounts- other
Liabilities
Liabilities	9	10
Held -for-trading | Short Positions
Liabilities
Liabilities		4,591
Held -for-trading | Derivatives- amounts due to intermediate holding company
Liabilities
Liabilities		4,294
Held -for-trading | Derivatives- amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	2,966
Held -for-trading | Derivatives - other
Liabilities
Liabilities	212	360
Designated as at fair value through profit or loss
Liabilities
Liabilities	166	431
Designated as at fair value through profit or loss | Customer accounts- other
Liabilities
Liabilities	166	431
Amortised cost
Liabilities
Liabilities	293,399	248,438
Amortised cost | Deposits - amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	32,695	12,699
Amortised cost | Deposits - other
Liabilities
Liabilities	20,544	3,455
Amortised cost | Customer accounts - amounts due to fellow subsidiaries
Liabilities
Liabilities	6,774	4,851
Amortised cost | Customer accounts- other
Liabilities
Liabilities	226,423	217,327
Amortised cost | Debt securities in issue
Liabilities
Liabilities	396	301
Amortised cost | Settlement balances
Liabilities
Liabilities	4	1,753
Amortised cost | Subordinated liabilities - amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	4,515	5,806
Amortised cost | Subordinated liabilities - other
Liabilities
Liabilities	1,240	1,489
Amortised cost | Other liabilities
Liabilities
Liabilities	808	757
Other liabilities
Liabilities
Liabilities	27,116	27,141
Other liabilities | Liabilities of disposal groups
Liabilities
Liabilities	23,849	19,313
Other liabilities | Other liabilities
Liabilities
Liabilities	3,267	7,828
Bank
Liabilities
Liabilities	244,362	213,624
Bank | Deposits - amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	11,937	5,773
Bank | Deposits - other
Liabilities
Liabilities	20,528	3,435
Items in course of transmission to other banks	192	204
Bank | Customer accounts - amounts due to fellow subsidiaries
Liabilities
Liabilities	6,956	4,829
Bank | Customer accounts- other
Liabilities
Liabilities	194,194	187,661
Increase of carrying amount of other customer accounts designated as at fair value through profit or loss	27	57
Bank | Settlement balances
Liabilities
Liabilities		86
Bank | Derivatives- amounts due to intermediate holding company
Liabilities
Liabilities	2,908	3,604
Bank | Derivatives - other
Liabilities
Liabilities	209	334
Bank | Subordinated liabilities - amounts due to intermediate holding company
Liabilities
Liabilities	4,409	4,409
Bank | Subordinated liabilities - other
Liabilities
Liabilities	1,231	1,481
Bank | Other liabilities
Liabilities
Liabilities	1,990	2,012
Bank | Held -for-trading
Liabilities
Liabilities	3,734	4,425
Bank | Held -for-trading | Deposits - amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	608	476
Bank | Held -for-trading | Deposits - other
Liabilities
Liabilities		1
Bank | Held -for-trading | Customer accounts- other
Liabilities
Liabilities	9	10
Bank | Held -for-trading | Derivatives- amounts due to intermediate holding company
Liabilities
Liabilities	2,908	3,604
Bank | Held -for-trading | Derivatives - other
Liabilities
Liabilities	209	334
Bank | Designated as at fair value through profit or loss
Liabilities
Liabilities	130	311
Bank | Designated as at fair value through profit or loss | Customer accounts- other
Liabilities
Liabilities	130	311
Bank | Amortised cost
Liabilities
Liabilities	238,508	206,876
Bank | Amortised cost | Deposits - amounts due to intermediate holding company and fellow subsidiaries
Liabilities
Liabilities	11,329	5,297
Bank | Amortised cost | Deposits - other
Liabilities
Liabilities	20,528	3,434
Bank | Amortised cost | Customer accounts - amounts due to fellow subsidiaries
Liabilities
Liabilities	6,956	4,829
Bank | Amortised cost | Customer accounts- other
Liabilities
Liabilities	194,055	187,340
Bank | Amortised cost | Settlement balances
Liabilities
Liabilities		86
Bank | Amortised cost | Subordinated liabilities - amounts due to intermediate holding company
Liabilities
Liabilities	4,409	4,409
Bank | Amortised cost | Subordinated liabilities - other
Liabilities
Liabilities	1,231	1,481
Bank | Other liabilities
Liabilities
Liabilities	1,990	2,012
Bank | Other liabilities | Other liabilities
Liabilities
Liabilities	1,990	2,012
Bonds and Medium Term Notes | Debt securities in issue
Liabilities
Liabilities	396	301
Certificates of Deposit and Other Commercial Paper | Debt securities in issue
Liabilities
Liabilities	£ 0	£ 0